Form N-PX
Annual Report of Proxy Voting Record   Of Registered Management
Investment Company

Investment Company Act File Number:	811-09189

Exact name of investment company as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
940 Southwood, Suite 200
Incline Village, NV 89451

Registrant's telephone number, including area code:
847.239.7100

Date of fiscal year end:  December 31

Date of reporting period:  year ended June 30, 2004

Item 1. Proxy Voting Record

I.  Personnel Group of America, Inc.
(a) Name of Issuer of the portfolio security:
Personnel Group of America, Inc.
(b) Exchange ticker symbol of the portfolio security: VENP
(c) CUSIP: 715338109
(d) Shareholder meeting date: July 24, 2003
(e) Brief identification of the matter voted on:
1.  Elect directors
2. Approve 2003 Equity Incentive Plan
3. Effect 1 for 25 reverse stock split.
4. Eliminate classification of board of directors.
5. Permit stockholder action without a meeting.
6. Opt out from Delaware General Corporation Law Section 203
7. Require disinterested stockholder approval of certain Transactions with 20% shareholders.
8. Require approval of 5% stockholders and 80% of directors for transactions involving 20% stockholders
9. Require supermajority vote for charter and bylaw amendments
10. Set number of directors between 7 and 9
11. Provide indemnification rights for directors and officers
12. Restate certificate of incorporation
13. Ratify PricewaterhouseCoopers LLP as 2003 independent
Auditor.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management:
For management

II.  Hybridon, Inc.
(a) Name of Issuer of the portfolio security:  Hybridon, Inc.
(b) Exchange ticker symbol of the portfolio security: HBY
(c) CUSIP: 44860M801
 (d) Shareholder meeting date: December 4, 2003
(e) Brief identification of the matter voted on:
Amendment to Certificate of Incorporation to reduce liquidation preference of Series A Convertible Preferred Stock from $100 per share to $1 per share; reduce the Annual dividend on the Series A Convertible Preferred Stock from 6.5% per annum to 1.0% per annum; and increase the number of common stock issuable upon conversion of the Series A Convertible Preferred Stock by 25% over the number of shares of common stock that would otherwise be issuable upon conversion of the Companies Series A Convertible Preferred Stock.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: Against
(i) Whether Registrant cast its vote for or against management: Against management

III.  NTL Europe, Inc.
(a) Name of Issuer of the portfolio security:  NTL Europe, Inc.
(b) Exchange ticker symbol of the portfolio security: PTVI
(c) CUSIP: 62940R103
(d) Shareholder meeting date: January 27, 2004
(e) Brief identification of the matter voted on:
1.  Effect a reverse stock split.
2.  Change of NTL Europe's name.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management: For management

IV.  NTL Europe, Inc.
(a) Name of Issuer of the portfolio security:  NTL Europe, Inc.
(b) Exchange ticker symbol of the portfolio security: PTVIP
(c) CUSIP: 62940R202
(d) Shareholder meeting date: January 27, 2004
(e) Brief identification of the matter voted on:
1. In contemplation of reverse stock split, preferred stock to waive provision in Certificate of Incorporation providing for no junior preferred shares.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management: For management

V.  Ascent Assurance, Inc.
(a) Name of Issuer of the portfolio security:
Ascent Assurance, Inc.
(b) Exchange ticker symbol of the portfolio security:
AASR
(c) CUSIP: 04362N103
(d) Shareholder meeting date: February 24, 2004
(e) Brief identification of the matter voted on:
1.  Elect directors.
2. Amend Certificate of Incorporation to increase number of authorized common shares to 75,000,000.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management: For management

VI.  NTL Europe, Inc.
(a) Name of Issuer of the portfolio security:
NTL Europe, Inc.
(b) Exchange ticker symbol of the portfolio security:
PTVIP
(c) CUSIP: 62940R202
(d) Shareholder meeting date: January 27, 2004
(e) Brief identification of the matter voted on:
1. In contemplation of reverse stock split, preferred stock to waive provision in Certificate of Incorporation providing for no junior preferred shares.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management: For management

VII.  McleodUSA Incorporated
(a) Name of Issuer of the portfolio security:
McleoudUSA Incorporated
(b) Exchange ticker symbol of the portfolio security: MCLDO
(c) CUSIP: 582266805
(d) Shareholder meeting date: May 21, 2004
(e) Brief identification of the matter voted on:
1.  Election of directors
2. Ratify appointment of Deloitte & Touche LLP as independent public accountants for 2004 fiscal year
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management: For management

VIII.  Paxson Communications
(a) Name of Issuer of the portfolio security:
Paxson Communications Corporation
(b) Exchange ticker symbol of the portfolio security: PAX
(c) CUSIP: 704231604
(d) Shareholder meeting date: May 21, 2004
(e) Brief identification of the matter voted on:
1.  Election of directors
2. Ratify appointment of Ernst & Young, LLP as independent certified public accountants for 2004
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management: For management

IX.  Hybridon, Inc.
(a) Name of Issuer of the portfolio security:
Hybridon, Inc.
(b) Exchange ticker symbol of the portfolio security: HBY
(c) CUSIP: 44860M801
(d) Shareholder meeting date: June 24, 2004
(e) Brief identification of the matter voted on:
1.  Election of directors
2. Amend Certificate of Incorporation to increase authorized shares of common stock from 150,000,000 to 185,000,000
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management: For management

Signatures

Pursuant to the requirements of the Investment Company Act of 1940,the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Zazove Convertible Securities Fund, Inc.
By:  Steven M. Kleiman, Secretary and Director
Date: 08-25-04